Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Income	$ 2,046	$ 4,913	$ 4,433
Other Comprehensive Income/(Loss), Net of Income Taxes
Foreign currency translation gains and losses on net investment in foreign operations	(108)	(609)	(944)
Reclassification to net income of foreign currency translation gains on disposal of foreign operations	0	0	(13)
Change in fair value of net investment hedges	(2)	36	35
Change in fair value of cash flow hedges	(10)	(583)	(62)
Reclassification to net income of gains and losses on cash flow hedges	55	489	14
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	158	12	(10)
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	14	17	10
Other comprehensive income/(loss) on equity investments	535	(280)	(82)
Other comprehensive income/(loss) (Note 24)	642	(918)	(1,052)
Comprehensive Income	2,688	3,995	3,381
Comprehensive income attributable to non-controlling interests	81	259	194
Comprehensive Income Attributable to Controlling Interests	2,607	3,736	3,187
Preferred share dividends	140	159	164
Comprehensive Income Attributable to Common Shares	$ 2,467	$ 3,577	$ 3,023